UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22351
Investment Company Act File Number

Build America Bond Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Build America Bond Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 90.5%(1)

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.8%
$100	University of Michigan, 5.513%, 4/1/30	$103,747
100	University of Texas, 5.262%, 7/1/39(2)	97,613
100	University of Virginia, 6.20%, 9/1/39(2)	112,551

		$313,911

General Obligations — 31.1%
$100	Chicago, IL, 6.207%, 1/1/36	$102,512
100	New York, NY, 5.985%, 12/1/36	101,210
100	Norfolk, VA, 5.962%, 3/1/31	102,937
100	Commonwealth of Massachusetts, 5.456%, 12/1/39	100,080
75	Denver, CO, City & County School District No 1, 5.664%, 12/1/33	77,230
75	Detroit, MI, City School District, 7.747%, 5/1/39	80,273
100	Florida State Board of Education, 5.90%, 6/1/39(3)	99,164
125	Santa Monica, CA, Community College District, 6.763%, 8/1/34(3)	127,284
75	California, 7.55%, 4/1/39	74,377
100	Connecticut, 5.632%, 12/1/29	102,549
75	New Hampshire, 5.50%, 3/1/29	78,535
100	Texas, 5.517%, 4/1/39	101,686
100	Washington, 5.481%, 8/1/39	100,452

		$1,248,289

Lease Revenue/Certificates of Participation — 2.6%
$100	New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/40	$104,363

		$104,363

Other Revenue — 2.6%
$100	Battery Park City Authority, NY, 6.375%, 11/1/39	$103,025

		$103,025

Special Tax Revenue — 12.7%
$100	Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue, WA, 5.491%, 11/1/39	$100,591
100	Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	102,397
100	District of Columbia, 5.591%, 12/1/34	102,726
100	Massachusetts School Building Authority, 5.715%, 8/15/39	103,866
100	New York State Urban Development Corp., 5.77%, 3/15/39	101,611

		$511,191

Transportation — 8.7%
$100	Maryland State Transportation Authority, 5.888%, 7/1/43	$104,481
125	New Jersey State Turnpike Authority, 7.414%, 1/1/40	146,875
100	Pennsylvania Turnpike Commission, 6.378%, 12/1/37	99,963

		$351,319

Utilities — 2.5%
$100	Orlando, FL, Utilities Commission, 5.662%, 10/1/40	$100,880

		$100,880

Water and Sewer — 22.5%
$100	Chicago, IL, Metropolitan Water Reclamation District, 5.72%, 12/1/38	$104,074
125	Cincinnati, OH, Water System Revenue, 6.458%, 12/1/34	131,567
100	Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	104,968
125	Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43(3)	127,974
100	Los Angeles, CA, Department of Water and Power Waterworks Revenue, 6.008%, 7/1/39	102,342
100	Metropolitan St Louis, MO, Sewer District Wastewater System Revenue, 5.856%, 5/1/39	103,874
125	New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41(3)	126,705

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Principal
Amount
(000’s omitted)	Security	Value
$100	San Diego County, CA, Water Authority, 6.138%, 5/1/49(3)	$103,034

		$904,538

Total Taxable Municipal Securities (identified cost $3,556,541)		$3,637,516

Short-Term Investments — 23.5%

Principal
Amount
(000’s omitted)	Security	Value
$137	Cash Management Portfolio, 0.00%(4)	$137,136
807	Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	807,388

Total Short-Term Investments (identified cost $944,524)		$944,524

Total Investments — 114.0% (identified cost $4,501,065)		$4,582,040

Other Assets, Less Liabilities — (14.0)%		$(562,100)

Net Assets — 100.0%		$4,019,940

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2010, the concentration of the Portfolio’s long-term investments in the various states, determined as a percentage of net assets, is as follows:

	New York	10.8%
	California	10.1%
	Others, representing less than 10% individually	69.6%

(1)	Build America Bonds

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $15, respectively.

Build America Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s primary investment objective is current income and its secondary objective is capital appreciation. The Portfolio commenced operations on November 17, 2009.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and, prior to its liquidation in February 2010, Cash Management Portfolio (Cash Management), affiliated investment companies managed by Eaton Vance Management (EVM) and

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Boston Management and Research (BMR), a subsidiary of EVM, respectively. Cash Reserves Fund and Cash Management generally value their investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which Cash Reserves Fund and Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Management may value their investment securities in the same manner as debt obligations described above.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,501,164

Gross unrealized appreciation	$82,604
Gross unrealized depreciation	(1,728)

Net unrealized appreciation	$80,876

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Taxable Municipal Securities	$—	$3,637,516	$—	$3,637,516
Short-Term Investments	137,136	807,388	—	944,524

Total Investments	$137,136	$4,444,904	$—	$4,582,040

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Build America Bond Portfolio

By:	/s/ Cynthia Clemson

Cynthia Clemson
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia Clemson

Cynthia Clemson
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010